UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

CLEARBRIDGE VALUE TRUST

FORM N-Q

JULY 31, 2016

CLEARBRIDGE VALUE TRUST

Schedule of investments (unaudited)	July 31, 2016

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.0%
CONSUMER DISCRETIONARY - 11.1%
Household Durables - 2.8%
PulteGroup Inc.	3,100,000	$65,658,000

Internet & Catalog Retail - 3.2%
Amazon.com Inc.	100,000	75,881,000	*

Media - 1.1%
CBS Corp., Class B Shares	500,000	26,110,000

Specialty Retail - 2.2%
Lowe’s Cos. Inc.	650,000	53,482,000

Textiles, Apparel & Luxury Goods - 1.8%
Ralph Lauren Corp.	425,000	41,688,250

TOTAL CONSUMER DISCRETIONARY		262,819,250

CONSUMER STAPLES - 1.9%
Household Products - 1.9%
Colgate-Palmolive Co.	600,000	44,658,000

ENERGY - 5.7%
Oil, Gas & Consumable Fuels - 5.7%
Apache Corp.	700,000	36,750,000
CONSOL Energy Inc.	2,300,000	44,574,000
Devon Energy Corp.	1,400,000	53,592,000

TOTAL ENERGY		134,916,000

FINANCIALS - 21.7%
Banks - 6.0%
Citigroup Inc.	1,700,000	74,477,000
Wells Fargo & Co.	1,400,000	67,158,000

Total Banks		141,635,000

Capital Markets - 2.7%
Ameriprise Financial Inc.	400,000	38,336,000
KKR & Co. LP	1,800,000	25,992,000

Total Capital Markets		64,328,000

Consumer Finance - 4.9%
Discover Financial Services	750,000	42,630,000
Synchrony Financial	2,600,000	72,488,000	*

Total Consumer Finance		115,118,000

Insurance - 3.6%
American International Group Inc.	700,000	38,108,000
MetLife Inc.	1,100,000	47,014,000

Total Insurance		85,122,000

Real Estate Investment Trusts (REITs) - 2.6%
American Homes 4 Rent, Class A Shares	2,800,000	60,760,000

Real Estate Management & Development - 1.9%
Realogy Holdings Corp.	1,500,000	46,485,000	*

TOTAL FINANCIALS		513,448,000

HEALTH CARE - 16.5%
Biotechnology - 4.3%
Alexion Pharmaceuticals Inc.	300,000	38,580,000	*
Biogen Inc.	220,000	63,784,600	*

Total Biotechnology		102,364,600

Health Care Providers & Services - 4.1%
Express Scripts Holding Co.	500,000	38,035,000	*
UnitedHealth Group Inc.	400,000	57,280,000

Total Health Care Providers & Services		95,315,000

See Notes to Schedule of Investments.

CLEARBRIDGE VALUE TRUST

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	SHARES	VALUE
Pharmaceuticals - 8.1%
Allergan PLC	200,000	$50,590,000	*
Jazz Pharmaceuticals PLC	200,000	30,194,000	*
Merck & Co. Inc.	1,400,000	82,124,000
Mylan NV	600,000	28,074,000	*

Total Pharmaceuticals		190,982,000

TOTAL HEALTH CARE		388,661,600

INDUSTRIALS - 9.9%
Aerospace & Defense - 1.6%
Boeing Co.	275,000	36,756,500

Air Freight & Logistics - 1.5%
C.H. Robinson Worldwide Inc.	500,000	34,810,000

Airlines - 1.9%
United Continental Holdings Inc.	950,000	44,545,500	*

Electrical Equipment - 1.9%
Rockwell Automation Inc.	400,000	45,760,000

Machinery - 1.5%
PACCAR Inc.	600,000	35,382,000

Trading Companies & Distributors - 1.5%
United Rentals Inc.	450,000	35,851,500	*

TOTAL INDUSTRIALS		233,105,500

INFORMATION TECHNOLOGY - 20.3%
Communications Equipment - 3.3%
Cisco Systems Inc.	2,600,000	79,378,000

Internet Software & Services - 4.9%
Alphabet Inc., Class C Shares	75,000	57,659,250	*
Yahoo! Inc.	1,500,000	57,285,000	*

Total Internet Software & Services		114,944,250

Semiconductors & Semiconductor Equipment - 5.0%
NXP Semiconductors NV	800,000	67,272,000	*
QUALCOMM Inc.	800,000	50,064,000

Total Semiconductors & Semiconductor Equipment		117,336,000

Software - 7.1%
Microsoft Corp.	1,600,000	90,688,000
Oracle Corp.	1,900,000	77,976,000

Total Software		168,664,000

TOTAL INFORMATION TECHNOLOGY		480,322,250

MATERIALS - 3.7%
Chemicals - 2.3%
LyondellBasell Industries NV, Class A Shares	400,000	30,104,000
Mosaic Co.	900,000	24,300,000

Total Chemicals		54,404,000

Metals & Mining - 1.4%
Steel Dynamics Inc.	1,200,000	32,184,000

TOTAL MATERIALS		86,588,000

UTILITIES - 8.2%
Electric Utilities - 1.9%
Exelon Corp.	1,200,000	44,736,000

See Notes to Schedule of Investments.

CLEARBRIDGE VALUE TRUST

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY		SHARES	VALUE
Independent Power and Renewable Electricity Producers - 6.3%
AES Corp.		6,500,000	$80,275,000
Calpine Corp.		5,000,000	68,700,000	*

Total Independent Power and Renewable Electricity Producers			148,975,000

TOTAL UTILITIES			193,711,000

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,037,579,637)			2,338,229,600

	RATE
SHORT-TERM INVESTMENTS - 1.3%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $31,542,367)	0.460%	31,542,367	31,542,367

TOTAL INVESTMENTS - 100.3% (Cost - $2,069,122,004#)			2,369,771,967
Liabilities in Excess of Other Assets - (0.3)%			(7,110,556)

TOTAL NET ASSETS - 100.0%			$2,362,661,411

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Value Trust (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$2,338,229,600	—	—	$2,338,229,600
Short-Term Investments†	31,542,367	—	—	31,542,367

Total Investments	$2,369,771,967	—	—	$2,369,771,967

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At July 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$451,468,770
Gross unrealized depreciation	(150,818,807)

Net unrealized appreciation	$300,649,963

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 21, 2016